Investment under equity method	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investment under equity method

7. Investment under equity method

Components of investment under equity method are as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Cost of investment in joint venture	101,000	101,000	74,740
Accumulated share of losses in joint venture	(101,000)	(101,000)	(74,740)
Total	-	-	-

7. Investment under equity method

Components of investment under equity method are as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD
Cost of investment in joint venture	101,000	101,000	74,740
Accumulated share of losses in joint venture	(101,000)	(101,000)	(74,740)
Total	-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements